Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Provisions for Contingencies

The provisions for contingencies recorded are as follows:

	12.31.18	12.31.17	01.01.17
Other Contingencies	1,329,142	760,379	594,461
For Commercial Lawsuits/Legal Affairs	1,058,636	527,338	455,462
For Labor Lawsuits	96,311	52,095	41,408
For Claims and Credit Cards	1,097	1,620	2,021
For Guarantees Granted	1,142	1,686	2,104
For Other Contingencies	171,956	177,640	93,466
Termination Benefits	86,926	109,295	83,322
Court Deposits Dollarization Difference under Communiqué “A” 4686	27,949	20,229	21,296
Administrative, Disciplinary and Criminal Penalties	5,306	7,357	10,134

Total	1,449,323	897,260	709,213